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                       Supplement dated January 16, 2001
                        to Prospectus dated May 1, 2000

                                      of

                             Technology Portfolio

                                A Portfolio of

                    The Universal Institutional Funds, Inc.
                                 P.O. Box 2798
                             Boston, Massachusetts
                                  02208-2798

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    The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the Technology Portfolio. Stephen C. Sexauer no longer serves as a Portfolio Manager of the Technology Portfolio. Alexander
  L. Umansky and Dennis P. Lynch now share primary responsibility for managing the assets of the Technology Portfolio. Accordingly, the paragraph under "PORTFOLIO MANAGERS" on page 5 is hereby deleted and replaced with the following:

  Alexander L. Umansky and Dennis P. Lynch
  Alexander L. Umansky, a Principal of MSAM and Morgan Stanley, joined MSAM in 1994 as a Compliance Analyst. Currently, he is a Portfolio Manager in the Institutional Equity Group. In 1996, he became a research analyst in the Institutional Equity Group focusing primarily on technology. Prior to joining MSAM, he was a financial analyst in Morgan Stanley's Global Risk Management department. Mr. Umansky graduated from New York University's Stern School of Business with a B.S. in Computer Science and Finance. Dennis P. Lynch, a Vice President of MSAM and Morgan Stanley, joined MSAM in 1998 as a Research Analyst. Currently, he is a Portfolio Manager in the Institutional Equity Group. Prior to joining MSAM, he worked as a research analyst for JP Morgan Securities from 1994 to 1996. Mr. Lynch earned a B.A. from Hamilton College in 1993 and an M.B.A. with honors from Columbia University in 1998. Mr. Umansky has shared primary responsibility for managing the Portfolio's assets since its inception. Mr. Lynch has shared primary responsibility for managing the Portfolio's assets since December 2000.

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